Notes Payable - Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements (Parenthetical) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note Payable, 15.2% Interest
Debt Instrument [Line Items]
Notes payable, interest rate	15.20%	15.20%
Notes payable, monthly payments	$ 1,328	$ 1,328
Notes payable, due date	Feb. 06, 2016	Feb. 06, 2016
Note Payable, 10.0% Interest
Debt Instrument [Line Items]
Notes payable, interest rate	10.00%	10.00%
Notes payable, monthly payments	$ 3,161	$ 3,161
Notes payable, due date	Jan. 01, 2016	Jan. 01, 2016